Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
X 7,724,719 COMMON STOCKS - 99.2%
X 7,724,719
Aerospace & Defense - 1.3%
228 Northrop Grumman Corp $ 102,153
Total Aerospace & Defense 102,153
Banks - 2.8%
1,579 JPMorgan Chase & Co 220,997
Total Banks 220,997
Beverages - 1.9%
873 PepsiCo Inc 149,301
Total Beverages 149,301
Biotechnology - 2.5%
1,339 AbbVie Inc 197,837
Total Biotechnology 197,837
Building Products - 2.1%
928 Trane Technologies PLC 166,223
Total Building Products 166,223
Capital Markets - 3.1%
3,089 Charles Schwab Corp 239,150
Total Capital Markets 239,150
Chemicals - 4.5%
1,110 International Flavors & Fragrances Inc 124,831
674 Linde PLC 223,053
Total Chemicals 347,884
Communications Equipment - 5.0%
3,036 Cisco Systems Inc 147,762
952 Motorola Solutions Inc 244,674
Total Communications Equipment 392,436
Consumer Finance - 2.5%
1,102 American Express Co 192,773
Total Consumer Finance 192,773
Containers & Packaging - 1.3%
709 Packaging Corp of America 101,174
Total Containers & Packaging 101,174
Electric Utilities - 2.5%
2,584 NextEra Energy Inc 192,844
Total Electric Utilities 192,844
Electrical Equipment - 2.2%
1,052 Eaton Corp PLC 170,645
Total Electrical Equipment 170,645
Equity Real Estate Investment Trusts (REITs) - 2.9%
1,749 Prologis Inc 226,111
Total Equity Real Estate Investment Trusts (REITs) 226,111

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Food & Staples Retailing - 1.9%
1,026 Walmart Inc $ 147,611
Total Food & Staples Retailing 147,611
Food Products - 1.8%
2,200 Mondelez International Inc, Class A 143,968
Total Food Products 143,968
Health Care Equipment & Supplies - 1.7%
1,204 Abbott Laboratories 133,102
Total Health Care Equipment & Supplies 133,102
Health Care Providers & Services - 5.9%
342 Elevance Health Inc 170,997
576 UnitedHealth Group Inc 287,533
Total Health Care Providers & Services 458,530
Hotels, Restaurants & Leisure - 1.5%
445 McDonald's Corp 118,993
Total Hotels, Restaurants & Leisure 118,993
Industrial Conglomerates - 2.2%
812 Honeywell International Inc 169,286
Total Industrial Conglomerates 169,286
Insurance - 4.5%
735 Chubb Ltd 167,205
1,055 Marsh & McLennan Cos Inc 184,530
Total Insurance 351,735
IT Services - 7.3%
835 Accenture PLC, Class A 233,007
1,713 Fidelity National Information Services Inc 128,543
548 Mastercard Inc., Class A 203,089
Total IT Services 564,639
Media - 2.4%
4,841 Comcast Corp, Class A 190,493
Total Media 190,493
Multiline Retail - 1.9%
647 Dollar General Corp 151,139
Total Multiline Retail 151,139
Multi-Utilities - 2.4%
2,025 WEC Energy Group Inc 190,330
Total Multi-Utilities 190,330
Oil, Gas & Consumable Fuels - 4.5%
1,195 Chevron Corp 207,954
1,382 Phillips 66 138,573
Total Oil, Gas & Consumable Fuels 346,527
Road & Rail - 2.1%
803 Union Pacific Corp 163,965
Total Road & Rail 163,965

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 5.9%
432 Broadcom Inc $ 252,724
1,147 Texas Instruments Inc 203,260
Total Semiconductors & Semiconductor Equipment 455,984
Software - 5.3%
1,664 Microsoft Corp 412,356
Total Software 412,356
Specialty Retail - 5.0%
946 Lowe's Cos Inc 197,004
2,303 TJX Cos Inc 188,524
Total Specialty Retail 385,528
Technology Hardware, Storage & Peripherals - 6.3%
3,374 Apple Inc 486,834
Total Technology Hardware, Storage & Peripherals 486,834
Tobacco - 2.0%
1,479 Philip Morris International Inc 154,171
Total Tobacco 154,171
Total Long-Term Investments (cost $7,687,655) 7,724,719
Other Assets & Liabilities, Net - 0.8% 63,355
Net Assets - 100% $ 7,788,074
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 7,724,719 $ – $ – $ 7,724,719
Total
$ 7,724,719 $ – $ – $ 7,724,719
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.3%
X
2,213,649,795 COMMON STOCKS - 98.3%
X 2,213,649,795
Aerospace & Defense - 2.4%
72,348 Boeing Co/The (2) $ 15,410,124
389,324 Raytheon Technologies Corp 38,874,001
Total Aerospace & Defense 54,284,125
Automobiles - 1.6%
208,654 Tesla Inc (2) 36,143,046
Total Automobiles 36,143,046
Beverages - 1.3%
278,665 Monster Beverage Corp (2) 29,003,453
Total Beverages 29,003,453
Biotechnology - 0.9%
193,481 Horizon Therapeutics Plc (2) 21,228,735
Total Biotechnology 21,228,735
Building Products - 1.3%
629,074 Carrier Global Corp 28,641,739
Total Building Products 28,641,739
Capital Markets - 1.3%
389,704 Charles Schwab Corp 30,170,884
Total Capital Markets 30,170,884
Chemicals - 3.1%
602,353 Corteva Inc 38,821,651
60,942 Linde PLC 20,168,145
44,586 Sherwin-Williams Co/The 10,548,602
Total Chemicals 69,538,398
Communications Equipment - 1.3%
240,517 Arista Networks Inc (2) 30,309,952
Total Communications Equipment 30,309,952
Equity Real Estate Investment Trusts (REITs) - 0.9%
85,575 American Tower Corp 19,116,599
Total Equity Real Estate Investment Trusts (REITs) 19,116,599
Food & Staples Retailing - 2.5%
112,086 Costco Wholesale Corp 57,291,638
Total Food & Staples Retailing 57,291,638
Health Care Equipment & Supplies - 2.8%
393,084 Dexcom Inc (2) 42,095,366
89,174 Intuitive Surgical Inc (2) 21,909,160
Total Health Care Equipment & Supplies 64,004,526
Health Care Providers & Services - 3.9%
81,524 Elevance Health Inc 40,761,185
93,424 UnitedHealth Group Inc 46,636,326
Total Health Care Providers & Services 87,397,511

Shares Description (1) Value
Health Care Technology - 1.1%
140,357 Veeva Systems Inc, Class A (2) $ 23,937,886
Total Health Care Technology 23,937,886
Hotels, Restaurants & Leisure - 3.8%
8,798 Booking Holdings Inc (2) 21,415,212
8,052 Chipotle Mexican Grill Inc (2) 13,256,652
873,472 Las Vegas Sands Corp (2) 51,534,848
Total Hotels, Restaurants & Leisure 86,206,712
Interactive Media & Services - 5.4%
942,017 Alphabet Inc, Class A (2) 93,108,961
163,061 Meta Platforms Inc (2) 24,291,197
121,083 ZoomInfo Technologies Inc (2) 3,418,173
Total Interactive Media & Services 120,818,331
Internet & Direct Marketing Retail - 5.8%
185,249 Alibaba Group Holding Ltd, Sponsored ADR (2) 20,414,440
1,058,683 Amazon.com Inc (2) 109,181,978
Total Internet & Direct Marketing Retail 129,596,418
IT Services - 7.7%
63,271 EPAM Systems Inc (2) 21,047,098
389,825 Mastercard Inc., Class A 144,469,145
34,880 Visa Inc, Class A 8,029,725
Total IT Services 173,545,968
Machinery - 1.0%
55,352 Deere & Co 23,405,040
Total Machinery 23,405,040
Oil, Gas & Consumable Fuels - 3.8%
177,826 ConocoPhillips 21,671,655
483,866 EOG Resources Inc 63,991,278
Total Oil, Gas & Consumable Fuels 85,662,933
Personal Products - 1.0%
82,754 Estee Lauder Cos Inc/The, Class A 22,929,478
Total Personal Products 22,929,478
Pharmaceuticals - 7.1%
588,387 AstraZeneca PLC, Sponsored ADR 38,462,858
147,203 Bristol-Myers Squibb Co 10,694,298
190,530 Eli Lilly & Co 65,570,899
131,952 Novo Nordisk A/S, Sponsored ADR 18,312,299
161,067 Zoetis Inc 26,654,978
Total Pharmaceuticals 159,695,332
Road & Rail - 1.2%
135,361 Union Pacific Corp 27,639,363
Total Road & Rail 27,639,363
Semiconductors & Semiconductor Equipment - 7.8%
81,521 Broadcom Inc 47,690,600
61,891 Lam Research Corp 30,951,689
63,588 Monolithic Power Systems Inc 27,124,098
357,251 NVIDIA Corp 69,796,128
Total Semiconductors & Semiconductor Equipment 175,562,515

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Software - 18.4%
640 Atlassian Corp Ltd, Class A (2) $ 103,437
44,229 Atlassian Corp PLC, Class A (2) 7,148,291
54,646 Crowdstrike Holdings Inc, Class A (2) 5,787,011
62,493 Intuit Inc 26,413,916
1,017,264 Microsoft Corp 252,088,192
256,981 Palo Alto Networks Inc (2) 40,767,466
40,493 Salesforce Inc (2) 6,801,609
66,885 ServiceNow Inc (2) 30,441,370
95,400 Synopsys Inc (2) 33,747,750
84,962 Zscaler Inc (2) 10,548,882
Total Software 413,847,924
Specialty Retail - 1.1%
103,744 Burlington Stores Inc (2) 23,843,484
Total Specialty Retail 23,843,484
Technology Hardware, Storage & Peripherals - 8.6%
1,342,570 Apple Inc 193,719,425
Total Technology Hardware, Storage & Peripherals 193,719,425
Textiles, Apparel & Luxury Goods - 1.2%
205,045 NIKE Inc, Class B 26,108,380
Total Textiles, Apparel & Luxury Goods 26,108,380
Total Long-Term Investments (cost $2,499,170,283) 2,213,649,795
Other Assets & Liabilities, Net - 1.7% 38,335,721
Net Assets - 100% $ 2,251,985,516
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,213,649,795 $ – $ – $ 2,213,649,795
Total
$ 2,213,649,795 $ – $ – $ 2,213,649,795

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Small Cap Select ETF (NSCS)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.5%
X 5,751,378 COMMON STOCKS - 97.4%
X 5,751,378
Aerospace & Defense - 1.2%
6,251 Kratos Defense & Security Solutions Inc (2) $ 71,574
Total Aerospace & Defense 71,574
Auto Components - 1.2%
4,066 Dana Inc 73,757
Total Auto Components 73,757
Banks - 9.4%
1,635 Banner Corp 105,997
3,574 Home BancShares Inc/AR 85,311
767 Pinnacle Financial Partners Inc 60,386
846 Preferred Bank/Los Angeles CA 60,176
895 SouthState Corp 71,242
2,033 Veritex Holdings Inc 57,229
1,286 Wintrust Financial Corp 117,631
Total Banks 557,972
Beverages - 2.3%
805 MGP Ingredients Inc 78,519
3,652 Primo Water Corp 57,154
Total Beverages 135,673
Biotechnology - 2.5%
301 Apellis Pharmaceuticals Inc (2) 15,872
375 Cytokinetics Inc (2) 15,930
925 Halozyme Therapeutics Inc (2) 47,887
377 Intellia Therapeutics Inc (2) 16,000
751 IVERIC bio Inc (2) 17,348
91 Karuna Therapeutics Inc (2) 18,145
131 Prometheus Biosciences Inc (2) 14,889
Total Biotechnology 146,071
Building Products - 1.1%
722 Masonite International Corp (2) 65,861
Total Building Products 65,861
Capital Markets - 2.9%
699 Evercore Inc 90,737
557 Piper Sandler Cos 79,150
Total Capital Markets 169,887
Chemicals - 1.3%
1,934 Avient Corp 78,366
Total Chemicals 78,366
Construction & Engineering - 3.8%
1,314 Arcosa Inc 77,881
705 Comfort Systems USA Inc 85,333
604 MYR Group Inc (2) 59,832
Total Construction & Engineering 223,046

Shares Description (1) Value
Construction Materials - 1.5%
2,688 Summit Materials Inc, Class A (2) $ 88,328
Total Construction Materials 88,328
Containers & Packaging - 1.4%
1,544 Silgan Holdings Inc 83,206
Total Containers & Packaging 83,206
Diversified Consumer Services - 1.3%
3,283 PowerSchool Holdings Inc, Class A (2) 73,933
Total Diversified Consumer Services 73,933
Electrical Equipment - 1.6%
3,833 Bloom Energy Corp, Class A (2) 95,557
Total Electrical Equipment 95,557
Electronic Equipment, Instruments & Components - 1.1%
4,081 TTM Technologies Inc (2) 64,153
Total Electronic Equipment, Instruments & Components 64,153
Equity Real Estate Investment Trusts (REITs) - 4.0%
2,002 Brandywine Realty Trust 13,133
501 EastGroup Properties Inc 84,293
2,275 STAG Industrial Inc 80,990
6,891 Summit Hotel Properties Inc 58,712
Total Equity Real Estate Investment Trusts (REITs) 237,128
Gas Utilities - 1.3%
1,069 Spire Inc 77,203
Total Gas Utilities 77,203
Health Care Equipment & Supplies - 3.8%
1,379 AtriCure Inc (2) 59,683
1,143 Axonics Inc (2) 70,180
718 Establishment Labs Holdings Inc (2),(3) 48,853
1,077 Tandem Diabetes Care Inc (2) 43,877
Total Health Care Equipment & Supplies 222,593
Health Care Providers & Services - 7.0%
1,278 Encompass Health Corp 79,811
1,268 HealthEquity Inc (2) 77,158
2,547 Option Care Health Inc (2) 73,532
1,738 Progyny Inc (2) 59,770
1,920 Select Medical Holdings Corp 55,814
1,283 Tenet Healthcare Corp (2) 70,372
Total Health Care Providers & Services 416,457
Hotels, Restaurants & Leisure - 2.8%
3,738 Everi Holdings Inc (2) 64,929
977 Texas Roadhouse Inc 98,120
Total Hotels, Restaurants & Leisure 163,049
Insurance - 1.3%
477 Primerica Inc 77,155
Total Insurance 77,155
Interactive Media & Services - 1.3%
826 Ziff Davis Inc (2) 73,910
Total Interactive Media & Services 73,910

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
IT Services - 1.1%
4,090 Verra Mobility Corp (2) $ 63,109
Total IT Services 63,109
Leisure Products - 1.4%
3,375 Topgolf Callaway Brands Corp (2) 82,654
Total Leisure Products 82,654
Machinery - 4.5%
817 EnPro Industries Inc 98,914
747 ESCO Technologies Inc 73,535
1,231 SPX Technologies Inc (2) 92,337
Total Machinery 264,786
Marine - 1.6%
1,308 Kirby Corp (2) 92,580
Total Marine 92,580
Media - 1.2%
6,097 Magnite Inc (2) 73,652
Total Media 73,652
Metals & Mining - 1.4%
3,309 Lithium Americas Corp (2),(3) 83,486
Total Metals & Mining 83,486
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
5,505 Ladder Capital Corp 61,656
Total Mortgage Real Estate Investment Trusts (REITs) 61,656
Multiline Retail - 1.3%
1,456 Ollie's Bargain Outlet Holdings Inc (2) 79,731
Total Multiline Retail 79,731
Multi-Utilities - 1.8%
1,448 Black Hills Corp 104,806
Total Multi-Utilities 104,806
Oil, Gas & Consumable Fuels - 7.0%
2,534 Delek US Holdings Inc 67,810
1,741 Matador Resources Co 115,184
3,400 Northern Oil and Gas Inc 113,968
2,564 Peabody Energy Corp (2) 71,510
4,256 Permian Resources Corp 46,263
Total Oil, Gas & Consumable Fuels 414,735
Personal Products - 1.9%
3,897 BellRing Brands Inc (2) 110,519
Total Personal Products 110,519
Pharmaceuticals - 2.1%
507 Amylyx Pharmaceuticals Inc (2) 19,869
329 Intra-Cellular Therapies Inc (2) 15,766
987 Prestige Consumer Healthcare Inc (2) 64,905
493 Ventyx Biosciences Inc (2) 20,706
Total Pharmaceuticals 121,246

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Shares Description (1) Value
Professional Services - 2.4%
841 ASGN Inc (2) $ 76,489
656 ICF International Inc 67,037
Total Professional Services 143,526
Semiconductors & Semiconductor Equipment - 4.6%
551 Impinj Inc (2) 71,509
837 Lattice Semiconductor Corp (2) 63,436
976 MACOM Technology Solutions Holdings Inc (2) 65,411
445 Silicon Laboratories Inc (2) 69,825
Total Semiconductors & Semiconductor Equipment 270,181
Software - 5.1%
1,143 CommVault Systems Inc (2) 71,129
428 CyberArk Software Ltd (2) 60,297
1,271 Sprout Social Inc, Class A (2) 81,306
997 Workiva Inc (2) 86,270
Total Software 299,002
Specialty Retail - 2.2%
1,104 Boot Barn Holdings Inc (2) 92,173
844 Children's Place Inc/The (2) 38,292
Total Specialty Retail 130,465
Textiles, Apparel & Luxury Goods - 1.4%
2,376 Steven Madden Ltd 85,180
Total Textiles, Apparel & Luxury Goods 85,180
Trading Companies & Distributors - 1.3%
525 Applied Industrial Technologies Inc 75,185
Total Trading Companies & Distributors 75,185
Total Common Stocks (cost $5,456,495) 5,751,378
Shares Description (1) Value
X 67,831 EXCHANGE-TRADED FUNDS - 1.1%
X 67,831
763 SPDR S&P Biotech ETF (2),(3) $ 67,831
Total Exchange-Traded Funds (cost $62,145) 67,831
Total Long-Term Investments (cost $5,518,640) 5,819,209
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.5%
144,022 MONEY MARKET FUNDS - 2.5%
X 144,022
144,022 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 144,022
Total Investments Purchased with Collateral from Securities Lending (cost $144,022) $ 144,022
Total Investments (cost $ 5,662,662 ) - 101 .0% 5,963,231
Other Assets & Liabilities, Net - (1.0)% (56,762)
Net Assets - 100% $ 5,906,469

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,751,378 $ – $ – $ 5,751,378
Exchange-Traded Funds 67,831 – – 67,831
Investments Purchased with Collateral from
Securities Lending 144,022 – – 144,022
Total
$ 5,963,231 $ – $ – $ 5,963,231
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $150,052.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.3%
X 4,865,992 COMMON STOCKS - 99.3%
X 4,865,992
Auto Components - 1.0%
450 Aptiv PLC (2) $ 50,890
Total Auto Components 50,890
Capital Markets - 5.1%
311 Moody's Corp 100,375
694 Morgan Stanley 67,547
158 MSCI Inc 83,987
Total Capital Markets 251,909
Chemicals - 2.6%
382 Linde PLC 126,419
Total Chemicals 126,419
Food & Staples Retailing - 3.2%
302 Costco Wholesale Corp 154,364
Total Food & Staples Retailing 154,364
Health Care Equipment & Supplies - 4.7%
197 IDEXX Laboratories Inc (2) 94,659
547 Intuitive Surgical Inc (2) 134,392
Total Health Care Equipment & Supplies 229,051
Health Care Providers & Services - 4.1%
404 UnitedHealth Group Inc 201,673
Total Health Care Providers & Services 201,673
Health Care Technology - 1.7%
495 Veeva Systems Inc, Class A (2) 84,422
Total Health Care Technology 84,422
Hotels, Restaurants & Leisure - 7.5%
86 Chipotle Mexican Grill Inc (2) 141,589
860 Hilton Worldwide Holdings Inc 124,777
926 Starbucks Corp 101,064
Total Hotels, Restaurants & Leisure 367,430
Interactive Media & Services - 3.7%
954 Alphabet Inc, Class A (2) 94,293
870 Alphabet Inc, Class C (2) 86,887
Total Interactive Media & Services 181,180
IT Services - 11.1%
255 Accenture PLC, Class A 71,158
234 Gartner Inc (2) 79,125
490 Mastercard Inc., Class A 181,594
922 Visa Inc, Class A 212,253
Total IT Services 544,130

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Life Sciences Tools & Services - 7.0%
944 Agilent Technologies Inc $ 143,564
406 Danaher Corp 107,338
408 IQVIA Holdings Inc (2) 93,599
Total Life Sciences Tools & Services 344,501
Machinery - 2.9%
255 Deere & Co 107,824
7,109 Proterra Inc (2),(3) 36,256
Total Machinery 144,080
Multiline Retail - 2.0%
649 Dollar Tree Inc (2) 97,467
Total Multiline Retail 97,467
Personal Products - 1.6%
279 Estee Lauder Cos Inc/The, Class A 77,305
Total Personal Products 77,305
Pharmaceuticals - 3.3%
1,141 AstraZeneca PLC, Sponsored ADR 74,587
527 Zoetis Inc 87,213
Total Pharmaceuticals 161,800
Road & Rail - 2.6%
4,028 CSX Corp 124,546
Total Road & Rail 124,546
Semiconductors & Semiconductor Equipment - 10.9%
685 Analog Devices Inc 117,457
287 ASML Holding NV 189,661
198 Lam Research Corp 99,020
651 NVIDIA Corp 127,186
Total Semiconductors & Semiconductor Equipment 533,324
Software - 17.4%
151 Adobe Inc (2) 55,921
371 Intuit Inc 156,811
1,477 Microsoft Corp 366,015
604 Palo Alto Networks Inc (2) 95,819
392 ServiceNow Inc (2) 178,411
Total Software 852,977
Technology Hardware, Storage & Peripherals - 5.2%
1,757 Apple Inc 253,518
Total Technology Hardware, Storage & Peripherals 253,518

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 1.7%
277 Lululemon Athletica Inc (2) $ 85,006
Total Textiles, Apparel & Luxury Goods 85,006
Total Long-Term Investments (cost $5,159,738) 4,865,992
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
X 25,772 MONEY MARKET FUNDS - 0.5%
X 25,772
25,772 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 25,772
Total Investments Purchased with Collateral from Securities Lending (cost $25,772) $ 25,772
Total Investments (cost $ 5,185,510 ) - 99 .8% 4,891,764
Other Assets & Liabilities, Net - 0.2% 11,374
Net Assets - 100% $ 4,903,138
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 4,865,992 $ – $ – $ 4,865,992
Investments Purchased with Collateral from
Securities Lending 25,772 – – 25,772
Total
$ 4,891,764 $ – $ – $ 4,891,764
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $24,954.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt